Share Capital (Narrative) (Details) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands		1 Months Ended				12 Months Ended
	Apr. 13, 2020 CAD ($) $ / shares	Jun. 16, 2020 CAD ($)	May 21, 2020 CAD ($) $ / shares	Jan. 22, 2020 CAD ($)	Jan. 22, 2020 USD ($) $ / shares	Jul. 31, 2020 CAD ($) shares	Jul. 31, 2019 CAD ($) shares
Disclosure of classes of share capital [line items]
Number of shares | shares						482,465,748	256,981,753
Share issue related cost						$ (27)	$ (3,827)
June 2020 At-the-market ("ATM") Offering
Disclosure of classes of share capital [line items]
Proceeds from issuing shares						$ 34,551
Number of shares | shares						32,942,479
Receivable remained for irrevocable sales						$ 883
Number of remaining shares issued | shares						979,500
Share issue related cost						$ 1,288
June 2020 At-the-market ("ATM") Offering | Maximum
Disclosure of classes of share capital [line items]
Proceeds from issuing shares		$ 34,500
May 2020 Underwritten Public Offering
Disclosure of classes of share capital [line items]
Proceeds from issuing shares			$ 57,545
Number of shares | shares						63,940,000
Units issued in period, price per unit | $ / shares			$ 0.90
Warrants, grants in period, exercise price | $ / shares			$ 1.05
Net contribution to share capital, after warrant reserve adjustment			$ 46,547
Share issue related cost			$ 3,052
April 2020 Underwritten Public Offering
Disclosure of classes of share capital [line items]
Proceeds from issuing shares	$ 46,046
Number of shares | shares						59,800,000
Units issued in period, price per unit | $ / shares	$ 0.77
Warrants, grants in period, exercise price | $ / shares	$ 0.96
Net contribution to share capital, after warrant reserve adjustment	$ 25,863
Share issue related cost	$ 2,936
January 2020 Registered Direct Offering
Disclosure of classes of share capital [line items]
Proceeds from issuing shares				$ 26,290	$ 20,000
Number of shares | shares						11,976,048
Units issued in period, price per unit | $ / shares					$ 1.67
Warrants, grants in period, exercise price | $ / shares					$ 2.45
Net contribution to share capital, after warrant reserve adjustment				22,323
Share issue related cost				1,250
December 2019 Registered Direct Offering
Disclosure of classes of share capital [line items]
Proceeds from issuing shares				$ 32,411	$ 25,000
Number of shares | shares						14,970,062
Units issued in period, price per unit | $ / shares					$ 1.67
Warrants, grants in period, exercise price | $ / shares					$ 2.45